Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Shares redeemed at per share	$ 10.45	$ 10.23